AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 99.4%
Communication Services - 0.1%
ZoomInfo Technologies, Inc.*	3,573	$40,589
Consumer Discretionary - 10.3%
BorgWarner, Inc.	9,945	351,158
Boyd Gaming Corp.	8,047	489,821
Bright Horizons Family Solutions, Inc.*	1,141	137,205
Burlington Stores, Inc.*	1,458	379,547
Caesars Entertainment, Inc.*	37,385	1,493,531
Cava Group, Inc.*	202	17,013
Five Below, Inc.*	83	6,037
Floor & Decor Holdings, Inc., Class A*,1	61	5,978
LCI Industries	407	47,493
Lithia Motors, Inc.	4,292	1,186,008
Mattel, Inc.*	67,032	1,293,047
Meritage Homes Corp.	7,475	1,516,453
Modine Manufacturing Co.*	10,065	1,184,248
Stoneridge, Inc.*	16,838	283,047

Total Consumer Discretionary		8,390,586
Consumer Staples - 1.1%
The Chefs' Warehouse, Inc.*	9,574	398,183
Darling Ingredients, Inc.*	13,388	531,905

Total Consumer Staples		930,088
Energy - 4.8%
Cameco Corp. (Canada)	1,834	83,429
Chord Energy Corp.	1,846	316,884
International Seaways, Inc.	31,042	1,738,352
Permian Resources Corp.	2,665	40,881
Scorpio Tankers, Inc. (Monaco)	2,157	165,399
Tidewater, Inc.*	13,506	1,336,554
Weatherford International PLC*	2,143	252,574

Total Energy		3,934,073
Financials - 1.5%
The Carlyle Group, Inc.	18,853	937,748
NMI Holdings, Inc., Class A*	5,682	223,587
Paymentus Holdings, Inc., Class A*	2,272	48,053
Toast, Inc., Class A*	596	15,591

Total Financials		1,224,979
Health Care - 12.2%
Apellis Pharmaceuticals, Inc.*	4,279	169,448
Apogee Therapeutics, Inc.*	8,381	408,155
Axsome Therapeutics, Inc.*,1	4,797	418,826
Blueprint Medicines Corp.*	10,800	1,169,640
	Shares	Value

Bridgebio Pharma, Inc.*,1	11,804	$306,314
Exact Sciences Corp.*	2,355	107,576
Halozyme Therapeutics, Inc.*	10,541	582,496
Insmed, Inc.*	19,893	1,447,216
Inspire Medical Systems, Inc.*	62	8,745
Insulet Corp.*	42	8,163
Keros Therapeutics, Inc.*	8,497	426,210
Kymera Therapeutics, Inc.*	8,995	415,569
Natera, Inc.*	382	39,113
Novocure, Ltd. (Jersey)*	34,226	779,326
Pacira BioSciences, Inc.*,1	17,990	371,493
Quanterix Corp.*	3,558	52,516
Sarepta Therapeutics, Inc.*	192	27,310
Tempus AI, Inc.*,1	18,991	821,930
United Therapeutics Corp.*	34	10,652
Vericel Corp.*	13,802	697,277
Viking Therapeutics, Inc.*	29,235	1,666,395

Total Health Care		9,934,370
Industrials - 27.1%
ACV Auctions, Inc., Class A*	42,998	734,406
Alaska Air Group, Inc.*	39,410	1,479,057
Array Technologies, Inc.*	17,372	182,753
Azul, S.A., ADR (Brazil)*,1	285,385	1,204,325
Beacon Roofing Supply, Inc.*	24,275	2,495,470
Builders FirstSource, Inc.*	2,652	443,865
BWX Technologies, Inc.	152	15,122
Chart Industries, Inc.*	3,888	626,279
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	24,913	152,468
EnerSys	3,332	366,287
FTAI Aviation, Ltd.[1]	21,227	2,365,749
GMS, Inc.*	5,769	555,151
Granite Construction, Inc.[1]	37,275	2,551,846
The Greenbrier Cos., Inc.[1]	17,370	886,044
Helios Technologies, Inc.	19,049	875,302
KBR, Inc.	132	8,790
Knight-Swift Transportation Holdings, Inc.	18,518	1,007,935
Kratos Defense & Security Solutions, Inc.*	18,573	418,635
Quanta Services, Inc.	65	17,250
Regal Rexnord Corp.	9,395	1,509,589
RXO, Inc.*	72,413	2,296,216
Sensata Technologies Holding PLC	8,462	329,933
Shoals Technologies Group, Inc., Class A*	47,775	310,537

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 27.1% (continued)
Stratasys, Ltd.*	27,560	$235,914
Symbotic, Inc.*,1	15,668	420,059
Tecnoglass, Inc.[1]	9,186	494,299
XPO, Inc.*	995	114,316

Total Industrials		22,097,597
Information Technology - 23.5%
Bill.com Holdings, Inc.*	1,534	76,639
Cloudflare, Inc., Class A*	518	40,145
Coherent Corp.*	28,073	1,956,127
Couchbase, Inc.*	40,969	786,195
Credo Technology Group Holding, Ltd.*	91,178	2,530,189
DocuSign, Inc.*	8,961	497,156
Elastic, N.V.*	4,048	443,944
Gitlab, Inc., Class A*	12,482	639,453
Grid Dynamics Holdings, Inc.*	6,098	78,664
Guidewire Software, Inc.*	1,178	176,782
indie Semiconductor, Inc., Class A*,1	258,074	1,543,283
Lattice Semiconductor Corp.*	4,927	261,131
MaxLinear, Inc.*	132,231	1,869,746
MKS Instruments, Inc.	312	39,281
MongoDB, Inc.*	4,226	1,066,473
Monolithic Power Systems, Inc.	24	20,714
Okta, Inc.*	3,048	286,329
Pure Storage, Inc., Class A*	16,928	1,014,495
Qorvo, Inc.*	9,717	1,164,097
Riot Platforms, Inc.*,1	22,983	234,197
Sanmina Corp.*	18,727	1,410,705
SiTime Corp.*	62	8,801
SMART Global Holdings, Inc.*	9,937	232,526
Super Micro Computer, Inc.*,1	10	7,017
UiPath, Inc., Class A*	14,684	178,704
Ultra Clean Holdings, Inc.*	53,208	2,301,778
Western Digital Corp.*	975	65,374
Wolfspeed, Inc.*,1	3,877	73,081
Zscaler, Inc.*	672	120,523

Total Information Technology		19,123,549
Materials - 15.5%
Aspen Aerogels, Inc.*	46,208	943,105
ATI, Inc.*	36,292	2,457,331
Carpenter Technology Corp.	15,177	2,213,869
Eagle Materials, Inc.	3,951	1,075,857
ERO Copper Corp. (Canada)*,1	49,211	959,614
	Shares	Value

FMC Corp.	11,474	$669,623
Hecla Mining Co.	283,155	1,636,636
MP Materials Corp.*,1	12,286	166,107
Sigma Lithium Corp. (Brazil)*,1	44,000	480,920
Summit Materials, Inc., Class A*	49,197	2,055,451

Total Materials		12,658,513
Real Estate - 3.3%
Agree Realty Corp., REIT	10,008	690,252
DigitalBridge Group, Inc.	61,590	870,267
First Industrial Realty Trust, Inc., REIT	11,887	650,456
Independence Realty Trust, Inc., REIT	22,963	428,260
STAG Industrial, Inc., REIT	659	26,894

Total Real Estate		2,666,129

Total Common Stocks (Cost $69,588,659)		81,000,473

	Principal Amount
Short-Term Investments - 6.9%
Joint Repurchase Agreements - 6.7%[2]
Bethesda Securities LLC, dated 07/31/24, due 08/01/24, 5.460% total to be received $1,351,551 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.881%, 10/01/27 - 01/01/57, totaling $1,378,373)	$1,351,346	1,351,346
Cantor Fitzgerald Securities, Inc., dated 07/31/24, due 08/01/24, 5.410% total to be received $1,351,549 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 02/01/28 - 02/01/57, totaling $1,378,373)	1,351,346	1,351,346
CF Secured, LLC., dated 07/31/24, due 08/01/24, 5.410% total to be received $1,289,715 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 04/01/30 - 11/01/53, totaling $1,315,311)	1,289,521	1,289,521
Marex Capital Markets, Inc., dated 07/31/24, due 08/01/24, 5.450% total to be received $1,019,045 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.500%, 10/01/40 - 03/01/54, totaling $1,039,269)	1,018,891	1,018,891
National Bank Financial, Inc., dated 07/31/24, due 08/01/24, 5.390% total to be received $448,950 (collateralized by various U.S. Treasuries, 0.000% - 4.875%, 08/01/24 - 09/09/49, totaling $457,861)	448,883	448,883

Total Joint Repurchase Agreements		5,459,987

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%[3]	63,745	$63,745
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.28%[3]	95,618	95,618

Total Other Investment Companies		159,363

Total Short-Term Investments (Cost $5,619,350)		5,619,350
Value

Total Investments - 106.3% (Cost $75,208,009)	$86,619,823
Other Assets, less Liabilities - (6.3)%	(5,117,626)
Net Assets - 100.0%	$81,502,197

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,295,238 or 15.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$81,000,473	—	—	$81,000,473
Short-Term Investments
Joint Repurchase Agreements	—	$5,459,987	—	5,459,987
Other Investment Companies	159,363	—	—	159,363
Total Investments in Securities	$81,159,836	$5,459,987	—	$86,619,823

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,295,238	$5,459,987	$7,150,951	$12,610,938
The following table summarizes the securities received as collateral for securities lending at July 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.526%	08/13/24-08/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.